Nationwide Fund

Summary Prospectus March 2, 2026

Class/Ticker A NWFAX R GNWRX R6 NWABX Institutional Service Class MUIFX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, each dated March 2, 2026 (as may be supplemented or revised), are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 92 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class R	Class R6	Institutional Service
	Shares	Shares	Shares	Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class R	Class R6	Institutional Service
	Shares	Shares	Shares	Class Shares
Management Fees	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.14%	0.31%	0.06%	0.14%
Total Annual Fund Operating Expenses	0.92%	1.34%	0.59%	0.67%
Fee Waiver/Expense Reimbursement(1)	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.88%	1.30%	0.55%	0.63%

(1)

Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.045% of the management fee to which the Adviser would otherwise be entitled until March 2, 2027. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that

SP-NAT (3/26)

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may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$660	$848	$1,051	$1,638
Class R Shares	132	421	730	1,609
Class R6 Shares	56	185	325	734
Institutional Service Class Shares	64	210	369	831

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129.38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests its assets in a portfolio of equity securities, primarily common stocks of large-cap U.S. companies. The Fund makes market capitalization determinations with respect to a security at the time it purchases such security. Some of the companies in which the Fund invests may be located outside of the United States.

The subadviser uses a fundamental research-driven approach that focuses on identifying attractively valued stocks with earnings growth potential within each sector. It seeks to outperform the S&P 500® Index with similar portfolio volatility through a bottom-up stock selection process that invests in companies with robust business models, strong management teams and sustainable earnings. The subadviser believes that strong investment results can be consistently achieved through bottom-up stock selection with minimal exposure to risks associated with market timing or factor bets, with stock selection at the heart of its process. The subadviser believes that a company’s stock price should reflect the present value of its long-term future cash flows. By looking beyond any near-term issues and understanding the long-term “normalized” earnings power of a company, the subadviser seeks to take advantage of temporary mispricings of stocks.

The subadviser’s investment process involves three key steps:

●

Fundamental research – research analysts forecast earnings and cash flows, considering industry changes driven by globalization, technology and the business cycle. Industry frameworks guide their stock-level research, examining economics, duration and governance based on external macroeconomic, industry and company-specific factors.

●

Valuation – a proprietary valuation process uses research analysts’ forecasts of earnings and dividends, derived from detailed analyses of each company’s financials. Long-term forecasts of earnings, cash flows and dividends, along with current stock prices, help determine whether a stock is undervalued or overvalued.

●

Portfolio construction – the subadviser constructs portfolios in a risk-controlled manner based on its research analysts’ insights. At times the subadviser may emphasize one or more industries or sectors.

As part of its investment process, the subadviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The subadviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.

The subadviser may sell a stock if it identifies a more attractive investment opportunity. The subadviser also may sell a stock if it has reached a price target or if the subadviser has lost conviction in its original investment thesis. Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers. The Fund may engage in frequent and active trading of portfolio securities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

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As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

 Investing for growth – common stocks and other equity-type securities that seek growth often involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

 Investing for income – income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund invests.

Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.

Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

ESG integration risk – the Fund’s subadviser may employ an investment process that may integrate ESG factors with traditional financial factors. The relevance and weightings of specific ESG factors to or within the investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating ESG factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data.

Foreign securities risk – foreign securities often are more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it will be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

Limited portfolio holdings risk – because the Fund may hold large positions in a smaller number of securities an increase or decrease in the value of such securities will have a greater impact on the Fund’s value and total return. Funds that invest in a relatively small number of securities may be subject to greater volatility than a more diversified investment.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities market index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

The Fund’s performance prior to July 14, 2025, reflects returns pursuant to different principal investment strategies and a different subadviser. If the Fund’s current strategies and subadviser had been in place for the prior period, the performance information shown would have been different.

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Annual Total Returns – Institutional Service Class Shares (Years Ended December 31,)

Highest Quarter: 21.71% – Q2 2020

Lowest Quarter: -18.71% – Q1 2020

After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception date for Class R6 shares is April 10, 2018. Pre-inception historical performance for Class R6 shares is based on the previous performance of Institutional Service Class shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than Institutional Service Class shares.

Average Annual Total Returns

(For the Periods Ended December 31, 2025)

	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	7.18%	10.42%	12.59%
Class A Shares – After Taxes on Distributions	1.59%	7.54%	9.96%
Class A Shares – After Taxes on Distributions and Sales of Shares	7.38%	7.65%	9.55%
Class R Shares – Before Taxes	13.25%	11.39%	12.84%
Class R6 Shares – Before Taxes	14.09%	12.09%	13.60%
Institutional Service Class Shares – Before Taxes	14.00%	12.01%	13.53%
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	17.88%	14.42%	14.82%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

J.P. Morgan Investment Management Inc.

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Susan Bao, CFA	Managing Director, Portfolio Manager	Since 2025
Andrew Stern, CFA	Executive Director, Portfolio Manager	Since 2025
Timothy Woodhouse, CFA	Managing Director, Portfolio Manager	Since 2026

Purchase and Sale of Fund Shares

Minimum Initial Investment
Class A: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment
Class A: $100
Class R, Class R6, Institutional Service Class: no minimum
Automatic Asset Accumulation Plan (Class A): $50

In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.

To Purchase and Sell (Redeem) Fund Shares
Mail:	Overnight:	Website:
Nationwide Funds	Nationwide Funds	nationwide.com/
c/o U.S. Bank Global	c/o U.S. Bank Global	mutualfunds
Fund Services	Fund Services
P.O. Box 219336	801 Pennsylvania Ave.,
Kansas City, MO	Suite 219336
64121-9336	Kansas City, MO
64105-1307
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement

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account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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